Insurance Risk Management - Summary of Amount Payable on Demand by Policyholders and the Carrying Amount of Related Insurance Contracts (Details) - Liquidity risk [member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Tongyang Life Insurance Co., Ltd.
Summary of amount payable on demand by policyholders and the carrying amount of related insurance contracts [Line Items]
Insurance contracts assets	₩ 0
Insurance contracts liabilities	(51,296,140)
ABL Life Insurance Co., Ltd.
Summary of amount payable on demand by policyholders and the carrying amount of related insurance contracts [Line Items]
Insurance contracts assets	0
Insurance contracts liabilities	(30,972,454)
Insurance Contract Assets | Tongyang Life Insurance Co., Ltd.
Summary of amount payable on demand by policyholders and the carrying amount of related insurance contracts [Line Items]
Amounts payable on demand that arise from contracts within scope of IFRS 17	0
Insurance contracts assets	0	[1]
Insurance Contract Assets | ABL Life Insurance Co., Ltd.
Summary of amount payable on demand by policyholders and the carrying amount of related insurance contracts [Line Items]
Amounts payable on demand that arise from contracts within scope of IFRS 17	0
Insurance contracts assets	0	[1]
Insurance Contract Liabilities | Tongyang Life Insurance Co., Ltd.
Summary of amount payable on demand by policyholders and the carrying amount of related insurance contracts [Line Items]
Amounts payable on demand that arise from contracts within scope of IFRS 17	30,166,347
Insurance contracts liabilities	27,657,058	[1]
Insurance Contract Liabilities | ABL Life Insurance Co., Ltd.
Summary of amount payable on demand by policyholders and the carrying amount of related insurance contracts [Line Items]
Amounts payable on demand that arise from contracts within scope of IFRS 17	18,666,324
Insurance contracts liabilities	₩ 17,916,806	[1]

[1]	The amount payable on demand includes the estimated present value of future cash flows, risk adjustment, and contractual service margin as of the reporting date.